Fair Value Measurements - Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Fair Value, Recurring [Member] - Level 3 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Forward Purchase Agreement [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	$ 1,388,700	$ 6,404,100
Change in fair value	(174,600)	(5,015,400)	(14,485,850)
Balance at ending	1,214,100	1,388,700	6,404,100
Warrants – Series A and B [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning	3,383,900	4,955,300
Change in fair value	(386,750)	(1,571,400)	(7,783,700)
Balance at ending	$ 2,997,150	$ 3,383,900	$ 4,955,300